UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ---------------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI        5-12-00
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     132
                                            -------------------------

Form 13F Information Table Value Total:     $104,597
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
Telos Corporation,
  12% Cumulative Exch Pfd.    pref 87969B200  223      35000  SH        SOLE           35000
AES Corporation                com 00130H105 1909      24246  SH        SOLE           24246
AT&T Corp. Liberty Media
  Group CL A                   com 001957208 1601      27000  SH        SOLE           27000
Ace Limited                    com G0070K103 1036      45300  SH        SOLE           45300
America Service Group Inc.     com 02364L109 1775     118300  SH        SOLE          103300  15000
Automatic Data Processing,Inc. com 053015103  753      15600  SH        SOLE            6600   9000
Banta Corporation              com 066821109  289      15750  SH        SOLE           15750
Barra, Inc.                    com 068313105  203       6000  SH        SOLE            6000
Bell South Corp.               com 079860102  480      10240  SH        SOLE           10240
Berkshire Hathaway CLB         com 084670207  635        349  SH        SOLE             204    145
Brookdale Living
  Communities,Inc.             com 112462106  111      10000  SH        SOLE           10000
Caraustar Industries, Inc.     com 140909102  170      12000  SH        SOLE           12000
Cendant Corporation            com 151313103  665      35562  SH        SOLE           35562
Charming Shoppes, Inc.         com 161133103  307      54000  SH        SOLE           54000
Central Securities Co.         com 155123102 1531      45100  SH        SOLE           41100   4000
Champion Enterprises           com 158496109  417      72500  SH        SOLE           72500
Charter One Financial          com 160903100  265      12600  SH        SOLE           12600
Citigroup Inc.                 com 172967101 1652      27590  SH        SOLE           25340   2250
Columbia Energy Group          com 197648108  356       6000  SH        SOLE            6000
Comcast Corp. CL A             com 200300200  868      20000  SH        SOLE           20000
Comerica Inc.                  com 200340107  616      14700  SH        SOLE           12200   2500
Compuware Corporation          com 205638109 4764     226200  SH        SOLE          223200   3000
Convergys Corporation          com 212485106  457      11800  SH        SOLE           11800
Corning Incorporated           com 219350105 1476       7609  SH        SOLE            7609
Countrywide Credit
  Industries, Inc.             com 222372104 6574     241250  SH        SOLE          230750  10500
Craftmade International,Inc.   com 22413E104  675     100000  SH        SOLE          100000
Crown Cork & Seal Company,Inc. com 228255105  765      47800  SH        SOLE	          43800   4000
Data Research Associates,Inc.  com 237853106 1756     292700  SH        SOLE          284700   8000
DeVRY Inc.                     com 251893103  229       7500  SH        SOLE            7500
Deere and Company              com 244199105  369       9700  SH        SOLE            9700
Diamond Offshore Drilling,Inc. com 25271C102  216       5400  SH        SOLE            5400
Eaton Corporation              com 278058102  881      11300  SH        SOLE           11300
Elan Corp. PLC                 com 284131208  823      17326  SH        SOLE           17326
Emerson Electric Co.           com 291011104  335       6300  SH        SOLE            2300   4000
Fannie Mae                     com 313586109  679      12000  SH        SOLE           12000
Finova Group Inc.              com 317928109  168      10000  SH        SOLE           10000
First Data Corporation         com 319963104  311       7000  SH        SOLE            7000
Forest Oil Corporation         com 346091606 2682     252400  SH        SOLE          242400  10000
Fortune Brands Inc.            com 349631101  413      16500  SH        SOLE           16500
Freddie Mac                    com 313400301  429       9700  SH        SOLE            7400   2300
Gardner Denver, Inc.           com	365558105  188      10000  SH        SOLE           10000
General Communication Inc CL A com 369385109   81      15000  SH        SOLE           15000
Georgia-Pacific (Timber GR)    com 373298702  384      15000  SH        SOLE           15000
Golden Star Resources Ltd.     com 38119t104  142     126000  SH        SOLE          126000
Great Lakes Chemical           com 390568103  592      17400  SH        SOLE           17400
Greif Bros. Corporation -
  Class A                      com 397624107  271       8500  SH        SOLE            8500
Griffon Corporation            com 398433102  885     113300  SH        SOLE          113300
HMI Industries Inc.            com 404238107   81      50000  SH        SOLE           50000
Harris Corporation             com 413875105  605      17500  SH        SOLE           17500
Health Care Property           com 421915109  369      14500  SH        SOLE           14500
Helen of Troy Limited          com G4388N106  138      20000  SH        SOLE           20000
Host Marriott Corp.            com 44107P104  133      15000  SH        SOLE           15000
Huntington Bancshares Inc.     com 446150104  374      16720  SH        SOLE           16720
I. Gordon Corporation          com 382784106  147      16499  SH        SOLE           16499
IMPATH Inc.                    com 45255g101  345       9400  SH        SOLE            9400
Inco Limited - Class VBN       com 453258709  929     188100  SH        SOLE          188100
Input/Output, Inc.             com 457652105 6741    1100600  SH        SOLE         1050600   50000
Johnson & Johnson              com 478160104  249       3550  SH        SOLE            3550
K-Swiss Inc. - Class A         com 482686102  625      42200  SH        SOLE           32700    9500
Kaydon Corporation             com 486587108 1155      42300  SH        SOLE           34300    8000
Kerr-McGee Corporation         com 492386107  919      15919  SH        SOLE           15919
KeyCorp                        com 493267108  238      12500  SH        SOLE           12500
La-Z-Boy Incorporated          com 505336107  384      25000  SH        SOLE           25000
Lanier Worldwide               com 515891105   26      12500  SH        SOLE           12500
Leggett & Platt, Inc.          com 524660107  258      12000  SH        SOLE           12000
Leucadia National Corporation  com 527288104  646      27200  SH        SOLE           18200    9000
Littelfuse, Inc.               com 537008104 1103      30800  SH        SOLE           25800    5000
Litton Industries, Inc.        com 538021106  734      16600  SH        SOLE           16600
LoJack Corporation             com 539451104  310      40000  SH        SOLE           40000
MBIA Inc.                      com 55262C100  268       5150  SH        SOLE            3150    2000
MCN Energy Group, Inc.         com 55267J100  463      18500  SH        SOLE           18500
Malan Realty Investors, Inc.   com 561063108 6040     500700  SH        SOLE          472700   28000
Manor Care, Inc.               com 564055101  162      12000  SH        SOLE            7000    5000
Maritrans Inc.                 com 570363101  303      50000  SH        SOLE           50000
Masco Corp.                    com 574599106  320      15600  SH        SOLE           15600
Mechanical Dynamics, Inc.      com 583521109   85      15000  SH        SOLE           15000
Miami Computer Supply Corp.    com 593261100  314      10000  SH        SOLE           10000
Mid-America Apartment
  Communities, Inc.            com 59522J103  273      12000  SH        SOLE           10000    2000
Molex Inc. Class A             com 608554200  850      19163  SH        SOLE           19163
NCR Corporation                com 62886E108 1081      26950  SH        SOLE           26950
Nabors Industries Inc.         com 629568106  699      18000  SH        SOLE           18000
National Data Corporation      com 629305103  442      17000  SH        SOLE           15500    1500
Nautica Enterprises, Inc.      com 639089101  357      30400  SH        SOLE           25400    5000
Newmont Mining Corporation     com 651639106  411      18300  SH        SOLE           15300    3000
Nobel Learning
  Communities, Inc.            com 654889104  140      20000  SH        SOLE           20000
Noble Drilling Corp.           com 654889104  310       7500  SH        SOLE            7500
NOVA Corporation               com 669784100  347      11900  SH        SOLE           11900
Oglebay Norton Company         com 677007106  541      25000  SH        SOLE           25000
Ottawa Financial Corporation   com 689389104 5242     297393  SH        SOLE          269793   27600
PICO Holdings, Inc.            com 693366205  622      55900  SH        SOLE           55900
Pactiv Corporation             com 695257105  182      21000  SH        SOLE           21000
Pall Corporation               com 696429307  498      22200  SH        SOLE           22200
Patterson Energy, Inc.         com 703414102  318      10000  SH        SOLE           10000
Perceptron, Inc.               com 71361F100  460      73600  SH        SOLE           63600   10000
Pharmacia Inc.                 com 71713U102  381       6400  SH        SOLE            6400
Providence and Worcester
  Railroad Company             com 743737108  184      25000  SH        SOLE           25000
Queensway Financial
  Holdings Limited             com 747931103  142      55000  SH        SOLE           55000
Quest Education Corporation    com 281490102   97      11300  SH        SOLE           11300
RSA Security Inc.              com 749719100  777      15000  SH        SOLE           12600    2400
Rainbow Technologies, Inc.     com 750862104 1215      32500  SH        SOLE           32500
Ross Stores, Inc.              com 778296103  450      18700  SH        SOLE           17200    1500
Royce Focus Trust              com 78080N108  891     175000  SH        SOLE          175000
Royce Micro-Cap Trust, Inc.    com 780915104  222      21438  SH        SOLE           21438
SBC Communications Inc.        com 78387G103  249       5922  SH        SOLE            5922
SPSS Inc.                      com 78462K102 6140     193400  SH        SOLE          184900    8500
STERIS Corporation             com 859152100 2836     232800  SH        SOLE          229800    3000
Santa Fe Snyder Corporation    com 802012104  727      76500  SH        SOLE           67500    9000
Schuler Homes, Inc.            com 808188106  168      27500  SH        SOLE           27500
Servicemaster Inc.             com 81760n109  169      15000  SH        SOLE           15000
Sevenson Environmental
  Services, Inc.               com 818063109  483      50000  SH        SOLE           50000
Simon Property Group, Inc.     com 828806109  420      18000  SH        SOLE           18000
Snap-on Incorporated           com 833034101  464      17700  SH        SOLE           17700
Strayer Education, Inc.        com 863236105  260      10000  SH        SOLE           10000
Stryker Corp.                  com 863667101  272       3900  SH        SOLE             900    3000
TECO Energy, Inc.              com 872375100  201      10320  SH        SOLE           10320
TJX Companies, Inc.            com 872540109  222      10000  SH        SOLE           10000
Teleflex Inc.                  com 879369106  736      20800  SH        SOLE           20800
Tenet Healthcare Corp.         com 88033G100  270      11600  SH        SOLE           11600
Texas Instruments Inc.         com 882508104  560       3500  SH        SOLE               0    3500
The Good Guys, Inc.            com 382091106   41      10000  SH        SOLE           10000
The Morgan Group, Inc.
  - Class A                    com 617358106  977     134800  SH        SOLE          134800
Thomas & Betts Corp.           com 884315102  254       9000  SH        SOLE            9000
Thomas Nelson Inc.             com 640376109 1742     219500  SH        SOLE          219500
Toll Brothers Inc.             com 889478103  360      18000  SH        SOLE           15000    3000
USX-Marathon Group             com 902905827  339      13000  SH        SOLE           13000
Unico American Corporation     com 904607108  937     197200  SH        SOLE          197200
Universal Electronics Inc.     com 913483103  606      25000  SH        SOLE           25000
Vectren Corporation            com 92240G101  228      11901  SH        SOLE           11901
Velcro Industries N.V.         com 922571104  556      50000  SH        SOLE           50000
Weyco Group, Inc.              com 962149100  485      20000  SH        SOLE           20000
Whitman Education Group, Inc.  com 966524100  169      75000  SH        SOLE           75000
X-Rite, Incorporated           com 983857103  152      15000  SH        SOLE           15000
